Related Party Transactions - Schedule of compensation for directors, officers and key management personnel (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Related Party Transactions Abstract
Salaries and Benefits	$ 473,841	$ 455,067	$ 289,840
Consulting fees	251,007	263,750	382,875
Accommodation	0	762	49,895
Truck and Trailer Rentals	5,749	98,943	140,722
Options Vested	1,698,487	240,996	252,804
Total	$ 2,429,084	$ 1,059,518	$ 1,116,136